Annual Total Returns [BarChart] - Short-Term Bond Fund - Fund Shares	Dec. 01, 2021
Bar Chart Table:
2011	2.46%
2012	4.08%
2013	1.02%
2014	1.66%
2015	0.01%
2016	3.00%
2017	2.29%
2018	1.23%
2019	5.00%
2020	4.52%